ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

Wowo Limited (the "Company") was incorporated in Cayman Islands on July 13, 2011. The Company and its subsidiaries, variable interest entities ("VIEs") and VIEs' subsidiaries (the "Group") are primarily engaged in providing the e-commerce platform networking services, focusing on local entertainment and lifestyle services such as restaurants, movie theaters and beauty salons and also allow local merchants to create online stores and make direct sales to their target customers for consumption at their brick and mortar stores in the People's Republic of China ("PRC").

On April 8, 2015, the Company completed its IPO in NASDAQ ("National Association of Securities Dealers Automated Quotation") by offering 4 million ADSs ("American Depositary Shares"), representing 72 million ordinary shares, and received net proceeds of $35.2 million. On April 27, 2015, the Company issued an additional 220,000 ADSs, representing 3.96 million of ordinary shares to the underwriter for exercising the over-allotment option at price of $10 per ADS and received net proceeds of $2.1 million.

On June 5, 2015, the Company and its wholly owned subsidiary, New Admiral Limited ("New Admiral") entered into an agreement to acquire Join Me Group (HK) Investment Company Limited ("JMU") with a consideration of 741,422,780 ordinary shares of the Company and $30,000,000 in cash. On that date JMU, which operates a business-to-business ("B2B") online e-commerce platform that provides integrated services to suppliers and consumers in the catering industry, became a wholly owned subsidiary of the Company. JMU engages primarily in the sale of rice, flavor, bean oil, seafood, wine and some other types of generic food and beverage products through its website ccjoin.com.

On September 9, 2015, the Company sold all of its equity interests in Wowo Group Limited, a subsidiary of the Company, together with all of its subsidiaries and consolidated VIEs and their respective subsidiaries (collectively, the "Group Buying Entities"), which were engaged in the Company's group buying business and other non-foodservice-related businesses. The sale was pursuant to a definitive agreement entered into between the Company and Century Winning Limited, an exempted company with limited liability incorporated under the laws of the British Virgin Islands (the "Buyer"), in exchange for the Buyer's payment of $1 and the assumption of $47,390,420 of net liabilities of the Group Buying Entities.

This disposal represents a strategic shift and has a major effect on the Group's results of operations. Accordingly, assets and liabilities, revenues and expenses, and cash flows related to the Group Buying Entities have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. The consolidated balance sheets as of December 31, 2014, the consolidated statements of operations and the consolidated statements of cash flows for the years ended December 31, 2013 and 2014 are adjusted retrospectively to reflect this change. Additionally, the presentation of the accompanying notes will not include the financial information as of and for the year ended December 31, 2014 if they were nil due to the disposal mentioned above.

As of December 31, 2015, details of the Group's subsidiaries, VIE and VIE's subsidiaries were as follows:

	Date of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of legal ownership
Subsidiaries:
New Admiral Limited ("New Admiral")	April 27, 2015	Cayman Islands	100%
Join Me Group (HK) Investment Company Limited ("JMU")	June 8, 2015	Hong Kong	100%
Join Me Group Supply Chain Management Company Limited("JMU Supply Chain")	October 15, 2015	Hong Kong	100%
Shanghai Zhongming Supply Chain Management Co., Ltd. ( "Shanghai Zhongming" or "WOFE" )	June 8, 2015	PRC	100%

VIE:
Shanghai Zhongmin Supply Chain Management Co., Ltd. ("Shanghai Zhongmin")	June 8, 2015	PRC	N/A

VIE's subsidiaries:
Hefei Zhonglian Supply Chain Management Co., Ltd. ("Hefei Zhonglian")	June 8, 2015	PRC	N/A
Suzhou Zhongming Internet Technology Co., Ltd. ( "Suzhou Zhongming")	June 8, 2015	PRC	N/A
Shanghai Zhonglan Supply Chain Management Co., Ltd. ("Shanghai Zhonglan")	June 8, 2015	PRC	N/A
Shanghai Changzhong Supply Chain Management Co., Ltd. ("Shanghai Changzhong")	June 8, 2015	PRC	N/A
Ningbo Jiangdong Zhongmin Supply Chain Management Co., Ltd. ( “ Ningbo Jiangdong ” )	June 8, 2015	PRC	N/A
Nanjing Zhongminyuan Internet Technology Co., Ltd. ( “ Nanjing Zhongminyuan ” )	June 8, 2015	PRC	N/A
Wuhan Zhongmin Supply Chain Management Co., Ltd. ( “ Wuhan Zhongmin ” )	June 8, 2015	PRC	N/A
Nanchang Zhongmin Supply Chain Management Co., Ltd. ( “ Nanchang Zhongmin ” )	June 8, 2015	PRC	N/A
Yanbian Zhongyue Supply Chain Management Co., Ltd. ( “Yanbian Zhongyue” )	June 8, 2015	PRC	N/A
Beijing Zhonglan Supply Chain Management Co., Ltd. ( “Beijing Zhonglan” )	June 8, 2015	PRC	N/A
Zhenjiang Zhongyuan Supply Chain Management Co., Ltd. ( “Zhenjiang Zhongyuan” )	June 8, 2015	PRC	N/A
Taiyuan Zhongmin Supply Chain Management Co., Ltd. ( “Taiyuan Zhongmin” )	June 8, 2015	PRC	N/A

The VIE arrangements

The PRC laws and regulations currently place certain restrictions on foreign ownership of companies that engage in internet content and other restricted businesses. Specifically, foreign investors are not allowed to own more than  50% of the equity interests in any entity conducting internet content and other restricted businesses. To comply with these PRC laws and regulations, the Company conducts substantially all its businesses through the VIE and VIE's subsidiaries. To provide the Company control over the VIE and the rights to the expected residual returns of the VIE and VIE's subsidiaries, WOFE entered into a series of contractual arrangements as described below with the VIE including Shanghai Zhongmin and their shareholders.

Prior to the acquisition of JMU, JMU formed contractual arrangements through its wholly owned subsidiary Zhongming with the VIE. As a result of the Company's acquisition of JMU, the Company through JMU's wholly owned subsidiary, Zhongming,has (1) power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the right to receive economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE's financial results of operations, assets, and liabilities in the Company's consolidated financial statements. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew the exclusive consulting and services agreements and pay service fees to the Company. The ability to charge service fees in amounts determined at the Company's sole discretion, and by ensuring that the exclusive services agreements are executed and renewed indefinitely, the Company has the right to receive substantially all of the economic benefits from the VIE.

Additionally, the previous VIE agreements entered into between Beijing Wowo Shijie Information Technology Co., Ltd. and Beijing Wowo Tuan Information Technology Co., Ltd. and Beijing Kai Yi Shi Dai Network Technology Co., Ltd. are no longer in force as a result of the disposal of Group Buying Entities.

•                      Agreements that Transfer Economic Benefits and Risks to the Company

Master Exclusive Service Agreement and Business Cooperation Agreement. WOFE and Zhongmin entered into a Master Exclusive Service Agreement. Meanwhile, WOFE, Zhongmin and the shareholder of Zhongmin also entered into a Business Cooperation Agreement. Under these agreements, Zhongmin including its subsidiaries or any companies or entities under its control, agrees to engage WOFE as its provider for technical and business support services. Zhongmin shall pay to WOFE service fees determined based on the audited consolidated net profit of Zhongmin. WOFE shall exclusively own any intellectual property arising from the performance of the services set forth in the agreement. The service agreements shall remain effective upon the written confirmation issued by WOFE to Zhongmin and/or its shareholder 30 days before the termination. Zhongmin or its shareholder has no right to unilaterally terminate the agreement. The agreement provides WOFE the effective control over Zhongmin and its subsidiaries.

•                      Agreements that Provide the Company with Effective Control over VIE

Equity Pledge Agreements. The shareholder of Zhongmin entered into an equity pledge agreement with the WOFE, under which the shareholder pledged all of the equity interests in Zhongmin to WOFE as collateral to secure performance of all obligations under the Master Exclusive Service Agreement, Business Cooperation Agreement, Proxy Agreement and Power of Attorney and the Exclusive Option Agreement (collectively, the "Principal Agreement"). The dividends generated by the pledged equity interests shall be deposited into the account designated by the WOFE and shall be used to pay the secured indebtedness prior and in preference to any other payment during the term of the pledge. If any event of default incurred under the Principal Agreement, WOFE, as the pledgee, will be entitled to dispose of the pledged equity interests and shall be paid in priority with the proceeds recovered from the disposal.

Proxy Agreement and Power of Attorney. The shareholders of Zhongmin signed an irrevocable Proxy Agreement and Power of Attorney to appoint WOFE as the attorney-in-fact to act on Zhongmin's shareholder's behalf on all rights that the shareholder has in respect of such shareholder's equity interest in Zhongmin conferred by relevant laws and regulations and the articles of association of Zhongmin. The rights include but not limited to attending shareholders meeting, exercising voting rights and transferring all or a part of the equity interests of Zhongmin held by the shareholder. The Proxy Agreement and Power of Attorney shall remain effective upon written confirmation issued by WOFE to Zhongmin and the shareholder 30 days before the termination. Zhongmin and the shareholder have no right to unilaterally terminate the agreement.

Exclusive Option Agreements. The shareholders of Zhongmin entered into an Exclusive Option Agreement with WOFE, pursuant to which WOFE has an exclusive option to purchase, or to designate other persons to purchase, to the extent permitted by applicable PRC laws, rules and regulations, all of the equity interest in Zhongmin from the shareholder. The purchase price for the entire equity interest is to be the minimum price permitted by applicable PRC laws and administrative regulations. If there is no minimum price under PRC laws or administrative regulations, the price shall be determined by the WOFE or on a basis of the registration capital of Zhongmin. The term of the exclusive option agreement shall remain effective upon written confirmation issued by the WOFE to Zhongmin and the shareholder 30 days before the termination. Zhongmin and the shareholder have no right to unilaterally terminate the agreement.

Risks in relation to the VIE structure.

The Company believes that Zhongming's contractual arrangements with the VIE and their respective subsidiaries are in compliance with PRC laws and are legally enforceable. The shareholders of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

The Company's ability to control the VIE also depends on the power of attorney. Zhongming has to vote on all matters requiring shareholder approval in the VIE entity. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could:

•	revoke the Group's business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group's right to collect revenues;

•	restrict or prohibit the Group to finance its business and operations in China;

•	shut down our servers or block the Group's website;

•	require the Group to restructure our operations;

•	impose additional conditions or requirements with which the Group might not be able to comply, levy fines, confiscate the Group's income or the income of its PRC subsidiary or affiliated PRC entities; or

•	take other regulatory or enforcement actions against the Group that could be harmful to its business.

The imposition of any of these penalties could result in a material adverse effect on the Group's ability to conduct the Group's business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE, VIE's subsidiaries, or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE and VIE's subsidiaries. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, Zhongming, the VIE and their respective subsidiaries.

The following financial statement balances and amounts of the VIE and VIE's subsidiaries were included in the accompanying audited consolidated financial statements as follows after the elimination of intercompany balances and transactions as of and for the year ended December 31, 2015:

December 31, 2015

Cash	$2,137,414
Accounts receivable, net	3,748,398
Prepaid expenses and other current assets	19,919,504
Inventories, net	94,409
Amounts due from related parties	661,275
Total current assets	26,561,000
Property and equipment, net	317,186
Total non-current assets	317,186
Total assets	$26,878,186
Accounts payable	3,818,023
Accrued expenses and other current liabilities	19,134,673
Advance from customers	828,437
Amounts due to related parties	319,767
Total current liabilities	24,100,900
Total liabilities	$24,100,900

For the year ended December 31, 2015

Revenues	$11,477,552
Net loss	$(8,052,187)

For the year ended December 31, 2015

Net cash provided by operating activities	$238,302
Net cash used in investing activities	$(44,228)
Net cash provided by financing activities	$—

The VIE contributed an aggregate of nil, nil and 100% of the consolidated revenues for the years ended December 31, 2013, 2014 and 2015, respectively. As of December 31, 2014 and 2015, the VIE accounted for an aggregate of nil and 7.8%, respectively, of the consolidated total assets, and nil and 63.3%, respectively, of the consolidated total liabilities. The assets not associated with the VIE primarily consist of cash and cash equivalents, prepaid expenses and other current assets and property and equipment. The recognized and unrecognized revenue-producing assets that are held by the VIE are primarily property and equipment.

There are no consolidated VIE's assets that are collateral for the VIE's obligations and can only be used to settle the VIE's obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholder of the VIE or entrustment loans to the VIE. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 20 for disclosure of restricted net assets.